Allowance for Credit Losses on Loans (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal period		¥ 700,959	¥ 809,817
Provision (credit) for credit losses on loans		2,637	38,539
Charge-offs	[1]	(23,541)	(163,612)
Recoveries		3,166	4,008
Net charge-offs		(20,376)	(159,604)
Others	[2]	46,773	21,994
Balance at end of fiscal period		729,994	710,746
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs		(16,000)
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal period	[3]	130,594	134,397
Provision (credit) for credit losses on loans	[3]	(33,037)	23,185
Charge-offs	[1],[3]	(7,303)	(14,403)
Recoveries	[3]	1,347	1,939
Net charge-offs	[3]	(5,956)	(12,464)
Others	[2],[3]	46,773	21,994
Balance at end of fiscal period	[3]	138,374	167,112
Corporate | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal period		505,901	601,506
Provision (credit) for credit losses on loans		35,107	16,206
Charge-offs	[1]	(14,081)	(146,204)
Recoveries		1,086	1,309
Net charge-offs		(12,996)	(144,895)
Others	[2]	0	0
Balance at end of fiscal period		528,013	472,817
Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal period		63,541	73,414
Provision (credit) for credit losses on loans		1,224	(1,078)
Charge-offs	[1]	(2,157)	(3,005)
Recoveries		733	760
Net charge-offs		(1,424)	(2,245)
Others	[2]	0	0
Balance at end of fiscal period		63,341	70,091
Sovereign | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal period		53	62
Provision (credit) for credit losses on loans		(10)	(4)
Charge-offs	[1]	0	0
Recoveries		0	0
Net charge-offs		0	0
Others	[2]	0	0
Balance at end of fiscal period		43	58
Banks and other financial institutions | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal period		870	438
Provision (credit) for credit losses on loans		(647)	230
Charge-offs	[1]	0	0
Recoveries		0	0
Net charge-offs		0	0
Others	[2]	0	0
Balance at end of fiscal period		¥ 223	¥ 668

[1]	Charge-offs decreased from ¥163,612 million for the six months ended September 30, 2022 to ¥23,541 million for the six months ended September 30, 2023. The decrease was due mainly to a charge-off related to a debt waiver to a domestic corporate borrower which was recognized in the six months ended September 30, 2022.
[2]	Others for the six months ended September 30, 2022 includes primarily foreign exchange translation. Others for the six months ended September 30, 2023 includes an increase of approximately ¥25 billion related to foreign exchange translation and ¥22 billion related to loans held for sale.
[3]	The majority of total foreign consist of corporate.